Convertible Notes and Note Payable (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Notes and Note Payable [Abstract]
Schedule of unamortized debt discount, fair value of conversion feature, and accrued interest
	April 26, 2022	December 31, 2021
Unamortized debt discount	$230	$657
Fair value of conversion feature	$4,094	$3,488
Accrued interest	$1,375	$1,136

Schedule of convertible notes, debt balances
	December 31, 2022
	SVB March 2021 Note	SCI June 2021 Note	Total
Notes payable, current portion	$12,000	$4,718	$16,718
Notes payable, net of current portion	10,050	8,261	18,311
Unamortized loan discount	(62)	—	(62)
Total	$21,988	$12,979	$34,967
Unamortized debt issuance cost recorded as an asset	$—	$295	$295
December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132